Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Debt
The Company’s long-term debt consists of bank loans and financing obligations, summarized as follows:

	December 31,
(amounts in thousands)	2019	2018

Senior Notes	$—	$73,625

Credit Facilities:
$330 Million Credit Facility	$—	$140,677
$42 Million Credit Facility	—	14,105
$12.5 Million Credit Facility	8,617	9,400
$27.3 Million Credit Facility	8,813	9,008
$85.5 Million Credit Facility	46,499	78,972
$38.7 Million Credit Facility	10,200	35,100
$12.8 Million Credit Facility	11,475	12,325
$30.0 Million Credit Facility	27,198	29,420
$60.0 Million Credit Facility	26,573	58,797
$184.0 Million Credit Facility	130,145	180,229
$34.0 Million Credit Facility	31,571	34,000
$90.0 Million Credit Facility	82,100	90,000
$19.6 Million Lease Financing - SBI Rumba	16,883	18,101
$19.0 Million Lease Financing - SBI Tango	17,303	18,451
$19.0 Million Lease Financing - SBI Echo	17,396	18,481
$20.5 Million Lease Financing - SBI Hermes	19,059	20,299
$21.4 Million Lease Financing - SBI Samba	20,384	—
CMBFL Lease Financing	113,006	—
$45.0 Million Lease Financing - SBI Virgo & SBI Libra	40,027	—
AVIC Lease Financing	111,450	—
Total bank loans, financing obligations and senior notes outstanding	738,699	767,365
Less: Current portion	(75,276)	(66,156)
	$663,423	$701,209

	December 31, 2019			December 31, 2018
(amounts in thousands)	Current	Non-current	Total	Current	Non-current	Total
Total bank loans and financing obligations, gross	75,276	663,423	738,699	139,781	701,209	840,990
Unamortized deferred financing costs	(1,161)	(9,164)	(10,325)	(1,624)	(10,801)	(12,425)
Total bank loans and financing obligations, net	74,115	654,259	728,374	138,157	690,408	828,565

Schedule of Maturities of Long-term Debt

(amounts in thousands)	Principal on Bank Loans	Interest on Bank Loans	Financing Obligations	Total
2020	45,727	16,374	47,433	109,534
2021	43,706	14,050	46,188	103,944
2022	41,627	12,088	45,122	98,837
2023	230,274	7,767	81,578	319,619
2024	2,429	914	48,888	52,231
Thereafter	19,428	619	176,872	196,919
Total	383,191	51,812	446,081	881,084

Schedule of Long-term Debt Instruments
The Company had 10 credit agreements in place, which are all collateralized by certain of the Company’s vessels. The following is a summary of those credit agreements as of December 31, 2019.

	$12.5 Million Credit Facility	$27.3 Million Credit Facility	$85.5 Million Credit Facility	$38.7 Million Credit Facility	$12.8 Million Credit Facility	$30.0 Million Credit Facility	$60.0 Million Credit Facility	$184.0 Million Credit Facility	$34.0 Million Credit Facility	$90.0 Million Credit Facility
Date of Agreement	December 22, 2015	December 22, 2015	December 5, 2017	December 13, 2017	June 21, 2018	September 13, 2018	September 11, 2018	September 21, 2018	October 3, 2018	November 8, 2018

Total Vessels Financed
Kamsarmax	—	—	—	—	1	2	—	6	2	—
Ultramax	1	1	4	1	—	—	2	6	—	6

Interest Rate-LIBOR+	3.000%	2.950%	2.850%	2.850%	2.400%	2.200%	2.250%	2.400%	2.350%	2.350%

Commitment Fee	—%	1.180%	1.140%	0.998%	0.960%	0.880%	0.900%	0.960%	1.175%	1.000%

Maturity Date	December 22, 2020	5 years from each drawdown	February 15, 2023	December 13, 2022	June 15, 2023	September 18, 2023	September 14, 2023	September 21, 2023	October 3, 2025	November 8, 2023

Amount outstanding (in thousands)	8,617	8,813	46,499	10,200	11,475	27,198	26,573	130,145	31,571	82,100

Carrying Value of Vessels Collateralized (in thousands)	27,592	28,309	85,846	19,974	26,336	59,240	54,002	338,230	53,633	132,989

Amount Available (in thousands)	—	—	—	—	1,398	2,585	2,862	17,448	3,000	8,706

Interest and Finance Costs
For the years ended December 31, 2019, 2018 and 2017, Financial expense, net consists of:

	Year ended December 31,
(in thousands)	2019	2018	2017
Interest expense	$44,101	$39,855	$27,719
Amortization of deferred financing costs	6,915	9,582	6,085
Write off of deferred financing costs	681	—	470
Change in the fair value of interest rate caps	219	(27)	63
Other, net	238	459	625
	$52,154	$49,869	$34,962